Investment Property (Tables)	12 Months Ended
Dec. 31, 2024
Investment Property [Abstract]
Schedule of Investment Property
	As at December 31
	2023	2024	2024
	RMB	RMB	US$

At January 1:
Cost	364,696	-	-
Depreciation	(9,271)	-	-

At January 1, net of accumulated depreciation	355,425	-	-
Transfer from to property, plant and equipment (note 12)	(339,542)	-	-
Depreciation (note 6)	(15,883)	-	-

At December 31, net of accumulated depreciation	-	-	-

At December 31:
Cost	-	-	-
Accumulated depreciation	-	-	-

Net carrying amount	-	-	-